ENTITY-WIDE DISCLOSURE: (Schedule of Net Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Net revenues by geographic area [Line Items]
Total revenues	$ 109	$ 598	$ 557	$ 2,006
United States [Member]
Net revenues by geographic area [Line Items]
Total revenues	$ 109	575	$ 557	1,374
Israel [Member]
Net revenues by geographic area [Line Items]
Total revenues		$ 23		$ 632